Deferred Exploration and Evaluation Expenditure - Schedule of Exploration and Evaluation Phases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Exploration and Evaluation Phases [Abstract]
Balance at beginning of period	$ 34,724,374	$ 30,468,697
Expenditure incurred	1,039,863	2,874,455
Foreign exchange movement	(550,695)	1,381,222
Balance at end of period	$ 35,213,542	$ 34,724,374